Income Taxes - Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (655,479)	$ (681,909)	$ (784,931)	$ (839,253)
Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,731)	(1,712)	(1,905)	(2,008)
Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	12,796	13,604	14,458	16,238
Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(75,262)	(76,881)	(96,496)	(103,782)
Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(590,401)	(615,751)	(700,168)	$ (748,879)
Mexico [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	5,966,363	5,648,944	5,472,279
Mexico [Member] | Expected credit loss [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	29,478	10,831	10,636
Mexico [Member] | Machinery and equipment [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	56,298	50,590	46,723
Mexico [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	657,472	605,052	567,497
Mexico [Member] | Airport concessions and rights to use airport facilities [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	4,691,382	4,654,502	4,592,116
Mexico [Member] | Other acquired rights [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	146,980	143,596	139,268
Mexico [Member] | Other temporary differences [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	315	449	445
Mexico [Member] | Unused tax losses [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	95,886	51,304	113,257
Mexico [Member] | Employee benefits [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	41,447	30,373	27,805
Mexico [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	21,557	19,877	14,024
Mexico [Member] | Derivative financial instruments [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	225,548	82,370	(39,492)
Jamaica [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(655,479)	(681,909)	(784,931)
Jamaica [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,731)	(1,712)	(1,905)
Jamaica [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	12,796	13,604	14,458
Jamaica [Member] | Machinery, equipment and improvements on leased assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(75,262)	(76,881)	(96,496)
Jamaica [Member] | Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(590,401)	(615,751)	(700,168)
Jamaica [Member] | Trade Accounts Receivables [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (881)	$ (1,169)	$ (820)